Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Lifetime Income® I Portfolio
March 31, 2023
VIPFLI-I-NPRT1-0523
1.830289.117
Domestic Equity Funds - 5.9%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	2,397	97,614
VIP Equity-Income Portfolio Investor Class (a)	3,391	79,725
VIP Growth & Income Portfolio Investor Class (a)	4,360	108,823
VIP Growth Portfolio Investor Class (a)	2,052	159,386
VIP Mid Cap Portfolio Investor Class (a)	760	25,386
VIP Value Portfolio Investor Class (a)	3,388	57,224
VIP Value Strategies Portfolio Investor Class (a)	1,980	28,513
TOTAL DOMESTIC EQUITY FUNDS (Cost $372,624)		556,671

International Equity Funds - 11.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	45,665	465,783
VIP Overseas Portfolio Investor Class (a)	26,719	636,171
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $919,236)		1,101,954

Bond Funds - 62.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	173,257	1,616,484
Fidelity International Bond Index Fund (a)	26,576	240,251
Fidelity Long-Term Treasury Bond Index Fund (a)	27,201	292,413
VIP High Income Portfolio Investor Class (a)	34,697	156,138
VIP Investment Grade Bond II Portfolio - Investor Class (a)	378,399	3,628,846
TOTAL BOND FUNDS (Cost $6,231,728)		5,934,132

Short-Term Funds - 19.6%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 4.60% (a)(b) (Cost $1,855,881)	1,855,881	1,855,881

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,379,469)	9,448,638
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	9,448,638

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	1,602,387	17,915	58,212	153	(7,038)	61,432	1,616,484
Fidelity International Bond Index Fund	238,934	3,478	8,319	-	(247)	6,405	240,251
Fidelity Long-Term Treasury Bond Index Fund	340,888	11,570	80,722	2,534	(12,466)	33,143	292,413
VIP Contrafund Portfolio Investor Class	93,241	4,580	7,799	912	250	7,342	97,614
VIP Emerging Markets Portfolio Investor Class	556,990	33,780	151,969	827	(7,735)	34,717	465,783
VIP Equity-Income Portfolio Investor Class	83,550	1,992	6,308	-	291	200	79,725
VIP Government Money Market Portfolio Investor Class 4.60%	1,850,919	192,655	187,693	19,469	-	-	1,855,881
VIP Growth & Income Portfolio Investor Class	108,118	3,812	7,995	394	293	4,595	108,823
VIP Growth Portfolio Investor Class	146,458	9,666	10,338	994	328	13,272	159,386
VIP High Income Portfolio Investor Class	154,777	2,485	5,325	104	(342)	4,543	156,138
VIP Investment Grade Bond II Portfolio - Investor Class	3,440,806	173,761	96,964	1,466	(700)	111,943	3,628,846
VIP Mid Cap Portfolio Investor Class	26,076	477	2,019	61	204	648	25,386
VIP Overseas Portfolio Investor Class	621,537	20,383	68,810	-	(1,003)	64,064	636,171
VIP Value Portfolio Investor Class	60,282	927	4,944	-	736	223	57,224
VIP Value Strategies Portfolio Investor Class	29,863	621	2,446	72	372	103	28,513
	9,354,826	478,102	699,863	26,986	(27,057)	342,630	9,448,638

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.